SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value of Financial Instruments (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	$ 28,195		$ 6,265
Contingent consideration	10,527,910
Total	13,042,948
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Outstanding as at beginning	0
Initial recognition in connection with acquisition of Harper & Jones	3,421,516
Stock price guarantee per consulting agreement	67,000
Change in fair value	7,039,394
Outstanding as of September 30, 2021	10,527,910		0
Warrant Liability
Outstanding as of December 31, 2020	6,265	$ 7,700	7,700
Warrants granted			918	$ 7,700
Change in fair value	21,930	$ (1,792)	(2,353)
Outstanding as of September 30, 2021	28,195		6,265	$ 7,700
Level 2
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	28,195
Total	28,195
Level 3
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability			$ 6,265
Contingent consideration	10,527,910
Total	$ 13,014,753